Current Income Tax Assets	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current Income Tax Assets

NOTE 13. CURRENT INCOME TAX ASSETS
As of the indicated dates, the balances of Current Income Tax Assets correspond to:

	12.31.23	12.31.22
Tax Advances	4,124,118	2,575,284
Total	4,124,118	2,575,284